Income Taxes Unrecognized tax benefit (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits	$ 51	$ 48	$ 36	$ 51	$ 50
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5	2	4
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		(1)	(9)	$ 3
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	$ (2)	$ (3)	$ (1)